SUBSIDIARIES - Schedule Of Summarized Financial Information Before Intra-Group Eliminations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Non-controlling interests	$ (168,242,000,000)	$ (141,891,000,000)
Revenue	95,924,000,000	92,769,000,000
Net income (loss) attributable to:
Non-controlling interests	3,975,000,000	3,139,000,000
Shareholders	1,130,000,000	2,056,000,000
Net income	5,105,000,000	5,195,000,000
Other comprehensive income (loss) attributable to:
Non-controlling interests	2,927,000,000	3,292,000,000
Shareholders	803,000,000	(263,000,000)
Other comprehensive income	3,730,000,000	3,029,000,000
BEP
Disclosure of subsidiaries [line items]
Current assets	4,610,000,000	4,183,000,000
Non-current assets	71,518,000,000	59,928,000,000
Current liabilities	(8,038,000,000)	(4,943,000,000)
Non-current liabilities	(38,111,000,000)	(32,882,000,000)
Revenue	5,038,000,000	4,711,000,000
Net income (loss) attributable to:
Non-controlling interests	684,000,000	327,000,000
Shareholders	(68,000,000)	(189,000,000)
Net income	616,000,000	138,000,000
Other comprehensive income (loss) attributable to:
Non-controlling interests	1,400,000,000	1,868,000,000
Shareholders	20,000,000	622,000,000
Other comprehensive income	1,420,000,000	2,490,000,000
BIP
Disclosure of subsidiaries [line items]
Current assets	7,979,000,000	6,686,000,000
Non-current assets	92,805,000,000	66,283,000,000
Current liabilities	(11,705,000,000)	(8,377,000,000)
Non-current liabilities	(55,063,000,000)	(39,038,000,000)
Revenue	17,931,000,000	14,427,000,000
Net income (loss) attributable to:
Non-controlling interests	1,391,000,000	1,350,000,000
Shareholders	57,000,000	25,000,000
Net income	1,448,000,000	1,375,000,000
Other comprehensive income (loss) attributable to:
Non-controlling interests	778,000,000	39,000,000
Shareholders	101,000,000	109,000,000
Other comprehensive income	879,000,000	148,000,000
BBU
Disclosure of subsidiaries [line items]
Current assets	14,885,000,000	18,312,000,000
Non-current assets	67,500,000,000	71,186,000,000
Current liabilities	(14,355,000,000)	(16,954,000,000)
Non-current liabilities	(49,498,000,000)	(54,079,000,000)
Revenue	55,068,000,000	57,545,000,000
Net income (loss) attributable to:
Non-controlling interests	2,865,000,000	275,000,000
Shareholders	912,000,000	80,000,000
Net income	3,777,000,000	355,000,000
Other comprehensive income (loss) attributable to:
Non-controlling interests	258,000,000	(297,000,000)
Shareholders	30,000,000	(97,000,000)
Other comprehensive income	288,000,000	(394,000,000)
BPG [Member]
Disclosure of subsidiaries [line items]
Current assets	14,950,000,000	15,626,000,000
Non-current assets	168,744,000,000	162,198,000,000
Current liabilities	(49,286,000,000)	(41,653,000,000)
Non-current liabilities	(68,538,000,000)	(74,982,000,000)
Revenue	15,034,000,000	13,835,000,000
Net income (loss) attributable to:
Non-controlling interests	(551,000,000)	2,639,000,000
Shareholders	(1,033,000,000)	496,000,000
Net income	(1,584,000,000)	3,135,000,000
Other comprehensive income (loss) attributable to:
Non-controlling interests	459,000,000	356,000,000
Shareholders	420,000,000	13,000,000
Other comprehensive income	879,000,000	369,000,000
Brookfield Asset Management ULC (BAM)
Disclosure of subsidiaries [line items]
Current assets	5,455,000,000	5,690,000,000
Non-current assets	6,973,000,000	6,820,000,000
Current liabilities	(2,302,000,000)	(2,093,000,000)
Non-current liabilities	(1,096,000,000)	(915,000,000)
Revenue	3,569,000,000	3,375,000,000
Net income (loss) attributable to:
Non-controlling interests	433,000,000	442,000,000
Shareholders	1,269,000,000	2,276,000,000
Net income	1,702,000,000	2,718,000,000
Other comprehensive income (loss) attributable to:
Non-controlling interests	4,000,000	(8,000,000)
Shareholders	11,000,000	(24,000,000)
Other comprehensive income	15,000,000	(32,000,000)
Non-controlling interests
Disclosure of subsidiaries [line items]
Non-controlling interests	(122,465,000,000)	(98,138,000,000)
Net income (loss) attributable to:
Non-controlling interests	3,975,000,000	3,139,000,000
Other comprehensive income (loss) attributable to:
Non-controlling interests	2,927,000,000	3,292,000,000
Non-controlling interests | BEP
Disclosure of subsidiaries [line items]
Non-controlling interests	(25,677,000,000)	(21,651,000,000)
Non-controlling interests | BIP
Disclosure of subsidiaries [line items]
Non-controlling interests	(31,479,000,000)	(23,030,000,000)
Non-controlling interests | BBU
Disclosure of subsidiaries [line items]
Non-controlling interests	(15,241,000,000)	(16,026,000,000)
Non-controlling interests | BPG [Member]
Disclosure of subsidiaries [line items]
Non-controlling interests	(35,314,000,000)	(29,321,000,000)
Non-controlling interests | Brookfield Asset Management ULC (BAM)
Disclosure of subsidiaries [line items]
Non-controlling interests	(2,247,000,000)	(2,377,000,000)
Equity attributable to Brookfield | BEP
Disclosure of subsidiaries [line items]
Non-controlling interests	(4,302,000,000)	(4,635,000,000)
Equity attributable to Brookfield | BIP
Disclosure of subsidiaries [line items]
Non-controlling interests	(2,537,000,000)	(2,524,000,000)
Equity attributable to Brookfield | BBU
Disclosure of subsidiaries [line items]
Non-controlling interests	(3,291,000,000)	(2,439,000,000)
Equity attributable to Brookfield | BPG [Member]
Disclosure of subsidiaries [line items]
Non-controlling interests	(30,556,000,000)	(31,868,000,000)
Equity attributable to Brookfield | Brookfield Asset Management ULC (BAM)
Disclosure of subsidiaries [line items]
Non-controlling interests	$ (6,783,000,000)	$ (7,125,000,000)